Financial Risk Management Objectives and Policies - Maturity Profile of Financial Assets and Liabilities Based on Contractual Undiscounted Payments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Financial assets
Cash and bank balances	¥ 6,433,593	$ 896,818	¥ 6,039,471
Financial assets	15,408,896	2,147,941	14,275,698
Financial liabilities
Trade and other payables (Note 22)	10,535,523	1,468,611	9,475,529
Lease liabilities	63,231	8,814	49,281
Financial liabilities	12,982,296	1,809,682	11,942,406
Liquidity risk [member]
Financial assets
Trade and bills receivables	8,578,001	1,195,740	7,412,577
Other receivables, excluding tax recoverable	397,302	55,383	823,650
Cash and bank balances	6,433,593	896,818	6,039,471
Financial assets	15,408,896	2,147,941	14,275,698
Financial liabilities
Loans and borrowings	2,548,371	355,233	2,591,023
Trade and other payables (Note 22)	10,402,492	1,450,067	9,335,062
Lease liabilities	65,804	9,173	51,249
Other financial liabilities	81,368	11,342	81,368
Financial liabilities	13,098,035	$ 1,825,815	12,058,702
Liquidity risk [member] | One year or less [member]
Financial assets
Trade and bills receivables	8,578,001		7,412,577
Other receivables, excluding tax recoverable	397,302		823,650
Cash and bank balances	6,433,593		6,039,471
Financial assets	15,408,896		14,275,698
Financial liabilities
Loans and borrowings	1,903,247		1,880,251
Trade and other payables (Note 22)	10,230,724		9,153,907
Lease liabilities	34,335		32,436
Other financial liabilities	0
Financial liabilities	12,168,306		11,066,594
Liquidity risk [member] | One to five years [member]
Financial assets
Trade and bills receivables	0
Other receivables, excluding tax recoverable	0
Cash and bank balances	0
Financial assets	0
Financial liabilities
Loans and borrowings	645,124		710,772
Trade and other payables (Note 22)	171,768		181,155
Lease liabilities	30,711		18,016
Other financial liabilities	81,368		81,368
Financial liabilities	928,971		991,311
Liquidity risk [member] | More than five years [member]
Financial assets
Trade and bills receivables	0
Other receivables, excluding tax recoverable	0
Cash and bank balances	0
Financial assets	0
Financial liabilities
Loans and borrowings	0
Trade and other payables (Note 22)	0
Lease liabilities	758		797
Other financial liabilities	0
Financial liabilities	¥ 758		¥ 797